Equity - Schedule of changes in stock options outstanding (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares
Disclosure of equity and share based arrangement [Abstract]
Number of stock options, beginning balance | Share	3,465,915	3,073,415
Number of stock options granted | Share		620,000
Number of stock options expired | Share	(54,615)	(2,400)
Number of stock options forfeited | Share		(202,600)
Number of stock options exercised | Share	(100,000)	(22,500)
Number of stock options, ending balance | Share	3,311,300	3,465,915
Weighted average exercise price, beginning balance | $ / shares	$ 5.24	$ 6.2
Weighted average exercise price, granted | $ / shares		6.86
Weighted average exercise price, expired | $ / shares	9.76	6.09
Weighted average exercise price, forfeited | $ / shares		24.75
Weighted average exercise price, exercised | $ / shares	1.45	5.66
Weighted average exercise price, ending balance | $ / shares	$ 5.28	$ 5.24